INCOME TAXES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Operating Income (Loss)	$ (1,143,821)	$ (249,441)	$ (2,151,212)	$ (487,579)	$ (1,705,587)	$ (761,221)
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount					1,527,228
Australian Taxation Office [Member]
Operating Income (Loss)					$ 12,486,000